INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2023	September 30, 2022

Land use rights	$1,067,134	$430,985
Less: accumulated amortization	(71,907)	(64,818)
Land use rights, net	$995,227	$366,167

Amortization expenses were $9,010, $7,610 and $8,641 for the years ended September 30, 2023, 2022 and 2021, respectively. Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2024	$21,649
2025	21,649
2026	21,649
2027	21,649
2028	21,649
Thereafter	886,982
Total	$995,227

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS